NOTE PAYABLE (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019
Debt instrument face amount	$ 5,255,920
SBA Loan [Member]
Debt instrument face amount		$ 722,726
Current Annual Interest Rate		0.98%
Final Payment Date	Jul. 31, 2021